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               PLACESTATEMASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 617 - 954-5000

                                                              February 28, 2007

VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re: MFS(R)/SUN LIFE SERIES TRUST (THE "TRUST") (FILE NOS. 2-83616 AND
             811-3732) POST-EFFECTIVE AMENDMENT NO. 38 TO THE REGISTRATION STATEMENT ON FORM N-1A

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Ladies and Gentlemen:

         Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended and (3) Regulation S-T, please find Post-Effective Amendment No. 38 to the Registration Statement of the Trust (the "Amendment"), marked to indicate all changes from Post-Effective Amendment No. 37 to the above-captioned Registration Statement, except in the case of the Prospectus and Statement of Additional Information ("SAIs") of the Fund, which have not been marked.

         This Amendment is being filed for the purpose of updating the Trust's financial and other information and, in connection therewith, making certain other minor and conforming changes.

         MFS has recently completed a review of all of the disclosure contained in prospectuses and statements of additional information for the MFS funds. As a result of this review, we have significantly revised both the organization of the documents as well as the disclosure to more clearly and concisely present the information. In particular, the investment disclosure has been revised to standardize investment objectives by fund type and to consistently present each fund's investment strategies and risks. We anticipate that we will be filing most funds under Rule 485(a) of the Securities Act of 1933 in the next year.

         If you have any questions concerning the foregoing, please call the undersigned at (617) 954-4340 or Lisa Foley at (617) 954-6634.

                                                Sincerely,

                                                SUSAN A. PEREIRA
                                                Susan A. Pereira
                                                Senior Counsel

SAP/bjn
enclosures